Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000074146 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000074146 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000074146 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074146 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000074146 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000074146 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000074146 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000074146 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000074146 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000074146 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000074146 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000074146 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000074146 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000074146 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000074146 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000074146 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000074146 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000074146 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000074146 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000074146 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000006387 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000006387 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000006387 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000006387 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000006387 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006387 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000006387 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000006387 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000006387 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000006387 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000006387 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000006387 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006387 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000006387 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000006387 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000006387 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000006387 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000006387 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000006387 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000006387 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000006385 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000006385 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000006385 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000006385 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000006385 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006385 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000006385 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000006385 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000006385 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000006385 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000006385 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000006385 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006385 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000006385 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000006385 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000006385 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
C000006385 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
C000006385 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000006385 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000006385 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000006388 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006388 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000006388 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006388 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000006388 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.34%
C000006388 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000006388 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000006388 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006388 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006388 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000006388 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000006388 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006388 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006388 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000006388 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000006388 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000006388 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000006388 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000006388 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
C000006388 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
C000006390 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000006390 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000006390 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000006390 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000006390 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.34%
C000006390 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000006390 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000006390 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006390 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006390 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000006390 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000006390 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006390 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000006390 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000006390 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000006390 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000006390 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000006390 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000006390 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
C000006390 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
C000074147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000074147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000074147 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000074147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000074147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.34%
C000074147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000074147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000074147 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000074147 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000074147 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000074147 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000074147 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000074147 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000074147 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000074147 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000074147 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000074147 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000074147 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000074147 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
C000074147 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%